Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
17	Property, plant and equipment

	Buildings	Plant and machinery	Vehicles and other equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2018
Cost	3,641,220	41,661,819	1,907,177	47,210,216
Accumulated depreciation	(2,239,728)	(29,299,129)	(1,516,564)	(33,055,421)
Impairment loss	(279,099)	(948,041)	(61,227)	(1,288,367)

Net book amount	1,122,393	11,414,649	329,386	12,866,428

Year ended 31 December 2018
Opening net book amount	1,122,393	11,414,649	329,386	12,866,428
Additions	-	58,906	25,602	84,508
Disposals	(10,069)	(25,141)	(2,404)	(37,614)
Disposal of subsidiaries	-	-	(2,291)	(2,291)
Reclassification	775	(13,904)	13,129	-
Transferred from construction in progress (Note 19)	7,260	309,346	28,329	344,935
Charge for the year	(87,129)	(1,398,681)	(65,114)	(1,550,924)
Impairment loss	-	(58,652)	-	(58,652)

Closing net book amount	1,033,230	10,286,523	326,637	11,646,390

As at 31 December 2018
Cost	3,229,642	41,007,229	1,785,889	46,022,760
Accumulated depreciation	(2,142,540)	(29,905,377)	(1,451,131)	(33,499,048)
Impairment loss	(53,872)	(815,329)	(8,121)	(877,322)

Net book amount	1,033,230	10,286,523	326,637	11,646,390

Year ended 31 December 2019
Opening net book amount	1,033,230	10,286,523	326,637	11,646,390
Additions	-	99,041	15,578	114,619
Disposals	(4,114)	(60,503)	(5,988)	(70,605)
Reclassification	16,395	(82,604)	66,209	-
Transferred from construction in progress (Note 19)	26,655	999,412	97,553	1,123,620
Transferred from investment properties (Note 18)	6,924	-	-	6,924
Transferred to investment properties (Note 18)	(12,347)	-	-	(12,347)
Charge for the year	(92,123)	(1,346,725)	(68,956)	(1,507,804)

Closing net book amount	974,620	9,895,144	431,033	11,300,797

As at 31 December 2019
Cost	3,336,375	41,455,159	1,871,684	46,663,218
Accumulated depreciation	(2,310,970)	(30,793,083)	(1,432,530)	(34,536,583)
Impairment loss	(50,785)	(766,932)	(8,121)	(825,838)

Net book amount	974,620	9,895,144	431,033	11,300,797

For the year ended 31 December 2019, the amount of depreciation expense charged to cost of sales and selling and administrative expense were RMB 1,498,625 thousands and RMB 9,179 thousands, respectively (2018: RMB 1,541,799 thousands and RMB 9,125 thousands, respectively; 2017: RMB 1,565,465 thousands and RMB 9,377 thousands, respectively).

For the year ended 31 December 2019, the written off of impairment loss of the Group amounted to RMB 51,484 thousands due to the disposal of property, plant and equipment.

For the year ended 31 December 2018, the Group made impairment provision of RMB 58,652 thousands against these property, plant and equipment with schemes of technology upgrades and replacement in the coming years (2017: RMB 118,179 thousands).